Financial Instruments and Risk Management - Schedule of financial and other liabilities & estimated interest payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	$ 11,866	$ 10,604
Term loan	3,950	$ 5,608
Contractual cash flows [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	8,764
Term loan	3,950
Convertible loan	4,011
Lease commitments	7,039
Loans payable and interest	14,065
Total	37,829
within 1 year [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	8,764
Term loan	3,950
Convertible loan	3,938
Lease commitments	3,004
Loans payable and interest	2,792
Total	22,448
1 to 3 years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	0
Term loan	0
Convertible loan	73
Lease commitments	3,544
Loans payable and interest	2,528
Total	6,145
3 to 5 years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	0
Term loan	0
Convertible loan	0
Lease commitments	491
Loans payable and interest	2,392
Total	2,883
5+ years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	0
Term loan	0
Convertible loan	0
Lease commitments	0
Loans payable and interest	6,353
Total	$ 6,353